DUNHAM FUNDS

FLOATING RATE BOND FUND

Incorporated herein by reference is the definitive version of the Prospectus of the Dunham Floating Rate Bond Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on March 6, 2017 (SEC Accession No. 0001580642-17-001449).